Borrowings (Details 4)	12 Months Ended
Jun. 30, 2026
Class XXV [Member]
Statement [Line Items]
Amount in original currency	USD 50.00
Maturity date	6/8/2027
Interest rate	3.75%
Principal payment	At maturity
Interest payment	Semi-annually
Issuance / expansion date	jun-26
Class XXII [Member]
Statement [Line Items]
Amount in original currency	USD 15.80
Maturity date	10/23/2027
Interest rate	5.75%
Principal payment	At maturity
Interest payment	Semi-annually
Issuance / expansion date	oct-24
Class XXIII [Member]
Statement [Line Items]
Amount in original currency	USD 51.47
Maturity date	10/23/2029
Interest rate	7.25%
Principal payment	At maturity
Interest payment	Semi-annually
Issuance / expansion date	oct-24
Class XXIV [Member]
Statement [Line Items]
Amount in original currency	USD 480.45
Maturity date	3/31/2035
Interest rate	8.00%
Principal payment	33% march-33 - 33% march-34 and 34% march-35
Interest payment	Semi-annually
Issuance / expansion date	mar-25